Debt - Convertible Debt (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 28, 2024 USD ($) shares	Apr. 30, 2023 USD ($)	Jun. 04, 2021 USD ($) debt_instrument $ / shares
Debt Instrument [Line Items]
Interest rate			1.07%
Shares issued upon conversion (in shares) | shares	5,000
Forfeiture of accrued interest in connection with the conversion of long-term notes payable	$ 890	$ 0
Convertible notes
Debt Instrument [Line Items]
Number of debt instruments | debt_instrument			2
Face amount			$ 5,000
Conversion price (in dollars per share) | $ / shares			$ 10
Accrued interest	137
Forfeiture of accrued interest in connection with the conversion of long-term notes payable	$ 890